Document and Entity Information	Sep. 30, 2023
Risk/Return:
Registrant Name	CALVERT WORLD VALUES FUND INC
Registrant CIK	0000884110
SEC Form	497
Period end date	Sep. 30, 2023
Investment Company Type	N-1A
Document Description	Supplement to Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
Amendment Flag	false